Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Loss for the year	$ (38,484)	$ (19,263)	[1]	$ (18,057)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	815	862		1,027
Share based compensation	20,357	1,913		5,324
Share based compensation to service providers		1,286
Loss on deconsolidation of a subsidiary	461
Loss on impairment		1,727	[1]	1,027	[1]
Loss (gain) on revaluation of warrant liability	(998)	4,389		(1,255)
Gain from revaluation of investment in associate	(133)	(123)
Changes in employee benefits	12	26		88
Changes in inventory	(3,113)	(546)		125
Changes in short term and long term trade receivables	(2,535)	(547)		(104)
Changes in other account receivables	(2,491)	79		1,910
Accrued interest on loans and leases	191	149		9
Changes in provision		(169)		(85)
Changes in accounts payable	1,592	92		(482)
Changes in bank overdraft		30
Changes in deferred revenues				(1,373)
Changes in other accounts payable	1,419	(1,616)		459
Cash flow used in operating activities	(22,907)	(11,711)		(11,387)
Cash flows from investing activities
Change in deposits	(241)	(129)		(69)
Divestment in a subsidiary	(47)
Investment in financial asset at fair value	(55,642)			(77)
Purchase of Intangible asset	(637)
Purchase of property and equipment	(452)	(140)		(174)
Cash flow used in investing activities	(57,019)	(269)		(320)
Cash flows from financing activities
Transactions with non-controlling parties	(1,850)
Issuance of shares and warrants, net	65,727	24,435		10,317
Change in other accounts payables				1,119
Exercise of options	548
Exercise of warrants	18,433	576		102
Repayment of contingent liability		(1,136)
Lease payments	(745)	(583)		(336)
Repayment of loans	(808)	(580)		(476)
Proceeds from receipt of loans		95		167
Cash flows from financing activities	81,305	22,807		10,893
Increase (decrease) in cash and cash equivalents	1,379	10,827		(814)
Effect of changes in foreign exchange rates	(1,380)	308		465
Cash at beginning of year	13,526	2,267		2,616
Cash at the end of the year	13,525	13,526		2,267
Interest paid during the year	29	64		80
Recognition of a lease liability and right-of-use asset	$ 2,381	$ 283

[1]	Reclassified due to discontinued operations (note 32).